DISPOSAL OF SUBSIDIARIES - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended
	Jan. 16, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019
Business Acquisition [Line Items]
Total proceeds	¥ 295,000	¥ 295,000	¥ 157,013	$ 22,174
The repayment of intercompany loans provided by the Company	¥ 18,600	¥ (18,581)
Fairlubo [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			5.06%	5.06%	94.94%
Payments to Acquire Businesses, Gross			¥ 16,700
Business Combination, Consideration Transferred			¥ 7,000